Note 16 - Derivatives	12 Months Ended
Dec. 31, 2025
Notes To Financial Statements [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]

16. Derivatives:

(a) Bunker swap agreements: As of December 31, 2025, the Company had a series of bunker swap agreements, none of which qualify for hedge accounting. Following ASC 815 provisions and on the basis that enforceable master netting arrangement exists, the Company adopted net presentation for the assets and liabilities of these instruments. The fair value of these derivatives outstanding as of December 31, 2025 amounted to a liability of $800.

(b) EUA futures: As of December 31, 2025, the Company had a series of EUA futures, none of which qualify for hedge accounting. Following ASC 815 provisions and on the basis that enforceable master netting arrangement exists, the Company adopted net presentation for the assets and liabilities of these instruments. The fair value of these derivatives outstanding as of December 31, 2025 amounted to an asset of $291.

(c) Forward Freight Agreements (“FFAs”): As of December 31, 2025, the Company had a series of FFAs, none of which qualify for hedge accounting. The fair value of these derivatives outstanding as of December 31, 2025 amounted to a net liability of $316. Following ASC 815 provisions and on the basis that an enforceable master netting arrangement exists, the Company adopted net presentation for the assets and liabilities of these instruments. During the year ended December 31, 2025, the Company, following the effective transfer of the majority of CBI’s derivative positions to Cargill (Note 1), recognized a gain of $7,686 which is included in “Gain on derivative instruments, net” in the accompanying consolidated statement of operations for the year ended December 31, 2025. As of December 31, 2025, the Company has deposited cash collateral related to its FFA derivative instruments, bunker swaps and EUAs of $10,825 (out of which $8,654 were available to be drawn by the Company), which is recorded within Margin deposits in the accompanying 2025 consolidated balance sheet. The amount of collateral to be posted is defined in the terms of the respective agreement executed with counterparties and is required when the agreed upon threshold limits are exceeded.

(d) Foreign Currency options: As of December 31, 2025, the Company entered into 12 Euro/U.S. dollar currency options totaling $14,100 at an average call rate of Euro/U.S. dollar 1.1750, expiring in monthly intervals up to December 2026. The fair value of these foreign currency options outstanding as of December 31, 2025 amounted to an asset of $268.

The following tables present, as of December 31, 2025, gross and net derivative assets and liabilities by contract type:

December 31, 2025
	Derivatives	Derivatives
	Assets-Current	Assets-Non-Current
FFAs*	$6,037	$-
Bunker swaps*	242	-
EUA Futures*	291	-
Foreign currency options	268	-
Total gross derivative contracts	$6,838	$-

Amounts offset
Counterparty netting*	(6,570)	-
Total derivative assets, December 31, 2025	$268	$-
	Derivatives	Derivatives
	Liabilities-Current	Liabilities-Non-Current
FFAs*	$(6,353)	$-
Bunker swaps	(18)	-
Bunker swaps*	(1,024)	-
Total gross derivative contracts	$(7,395)	$-

Amounts offset
Counterparty netting*	6,570	-
Total derivative liabilities, December 31, 2025	$(825)	$-

* The Company has adopted net presentation for assets and liabilities related to FFA derivative instruments, EUA futures and bunker swaps.

		Derivatives Not Designated as Hedging Instruments under ASC 815
	Location of Gain Recognized in Gain on derivative instruments, net	Amount of Gain Recognized in Gain on derivative instruments, net
		For the period from September 29 to December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2025
Bunker swap agreements	Gain on derivative instruments, net	$-	$-	$(41)
EUA Futures	Gain on derivative instruments, net	-	-	229
Forward Freight Agreements	Gain on derivative instruments, net	-	-	12,475
Foreign currency options	Gain on derivative instruments, net	-	-	268
Total		$-	$-	$12,931